Goodwill and Other Intangible Assets (Details 1) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	$ 4,230.9	$ 1,670.7
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges / Foreign Currency Exchange	600.3	491.0
Finite-lived intangible assets subject to amortization, Net	3,630.6	1,179.7
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Acquisition Cost	7,568.9	3,529.6
Total other intangible assets Accumulated Amortization / Impairment charges / Foreign currency exchange	618.6	505.3
Intangible Assets, Net (Excluding Goodwill)	6,950.3	3,024.3
Trademarks [Member]
Indefinite-lived intangible assets not subject to amortization:
Indefinite-lived intangible assets not subject to amortization Acquisition Cost	3,338.0	1,858.9
Indefinite-lived intangible assets not subject to amortization Accumulated Amortization / Impairment Charges / Foreign Currency Exchange	18.3	14.3
Indefinite-lived intangible assets not subject to amortization, Net	3,319.7	1,844.6
Customer and contractual relationships [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived customer relationships gross	3,733.9	1,436.2
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges / Foreign Currency Exchange	477.9	392.6
Finite-lived intangible assets subject to amortization, Net	3,256.0	1,043.6
Patents and technology [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived patents gross	169.0	164.5
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges / Foreign Currency Exchange	74.8	61.9
Finite-lived intangible assets subject to amortization, Net	94.2	102.6
Trademarks [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived trademarks gross	328.0	70.0
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges / Foreign Currency Exchange	47.6	36.5
Finite-lived intangible assets subject to amortization, Net	$ 280.4	$ 33.5